Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2021 shares
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)	137,186,000	137,186,000
Incremental compensation cost | ¥	¥ 0
Assumptions
Expected volatility			51.97%				50.22%
Contractual term (in year)			10 years		10 years		10 years
Risk-free interest rate			3.57%				1.66%
Number of shares
Beginning balance			94,830,430		88,240,084		126,402,925
Granted during the year			3,167,881		32,765,413		5,125,000
Exercised during the year			(2,107,600)		(18,031,675)		(36,613,500)
Forfeited / Cancelled during the year			(1,861,733)		(8,143,392)		(6,674,341)
Ending balance			94,028,978		94,830,430		88,240,084		126,402,925
Exercisable at the end			64,686,080	64,686,080						64,686,080
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Granted during the year | $ / shares				0.0001		0.0001		0.0001
Exercised during the year | $ / shares				0.0001		0.0001		0.0001
Forfeited during the year | $ / shares				0.0001		0.0001		0.0001
Outstanding at end of period | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $						$ 4,324,268		$ 9,847,593	$ 37,352,064	$ 3,881,516
Weighted average remaining contractual years
Weighted average remaining contractual years			7 years 6 months 10 days		8 years 5 months 8 days		8 years 9 months 7 days		9 years 8 months 4 days
Unrecognized share-based compensation expenses, recognition period			11 months 1 day
Weighted average grant date fair value of share options | ¥ / shares			¥ 0.26		¥ 0.54		¥ 0.78
Share-based compensation expenses recognized for share options | ¥			¥ 12,380		¥ 15,020		¥ 39,280
Unrecognized share-based compensation expenses | ¥			¥ 9,270	$ 9,270
2019 Incentive Plan | Minimum
Assumptions
Expected volatility					49.29%
Risk-free interest rate					1.38%
2019 Incentive Plan | Maximum
Assumptions
Expected volatility					50.47%
Risk-free interest rate					1.45%
2019 Incentive Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)			11,404,247	11,404,247						11,404,247
2014 and 2016 Incentive Plan
Number of shares
Forfeited / Cancelled during the year	(91,548,120)
Updated Incentive Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)											162,186,000
Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years
Expiration period (in years)			10 years
Replacement Share Options | 2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of replaced share options			0		7,475,213
Certain Directors And Senior Management | 2019 Incentive Plan
Number of shares
Granted during the year			3,167,881		32,765,413		5,125,000